Debt Service Coverage Ratio for Fixed Rate Commercial Mortgage Loans by Property Type (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 5,904	$ 5,912	$ 6,140
% of total	100.00%	100.00%	100.00%
Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	5,711	5,652	5,856
% of total	100.00%	100.00%	100.00%
Weighted-average loan-to-value	61.00%	61.00%	63.00%
Retail
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,953	1,895	1,898
% of total	33.00%	32.00%	31.00%
Retail | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,849	1,791	1,793
Industrial
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,584	1,603	1,707
% of total	27.00%	27.00%	28.00%
Industrial | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,579	1,597	1,699
Office
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,595	1,580	1,590
% of total	27.00%	27.00%	26.00%
Office | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,511	1,496	1,506
Apartments
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	542	552	641
% of total	9.00%	9.00%	10.00%
Apartments | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	542	552	640
Mixed use/other
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	230	282	304
% of total	4.00%	5.00%	5.00%
Mixed use/other | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	230	216	218
Less than 1.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	454	440	513
% of total	8.00%	8.00%	9.00%
Weighted-average loan-to-value	79.00%	81.00%	86.00%
Less than 1.00 | Retail | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	100	87	91
Less than 1.00 | Industrial | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	172	164	197
Less than 1.00 | Office | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	147	148	188
Less than 1.00 | Apartments | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	8	9	15
Less than 1.00 | Mixed use/other | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	27	32	22
1.00 - 1.25 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	675	700	793
% of total	12.00%	12.00%	14.00%
Weighted-average loan-to-value	70.00%	71.00%	72.00%
1.00 - 1.25 | Retail | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	290	295	322
1.00 - 1.25 | Industrial | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	145	148	238
1.00 - 1.25 | Office | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	167	174	130
1.00 - 1.25 | Apartments | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	48	62	80
1.00 - 1.25 | Mixed use/other | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	25	21	23
1.26 - 1.50 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,111	1,153	1,193
% of total	19.00%	20.00%	20.00%
Weighted-average loan-to-value	66.00%	66.00%	68.00%
1.26 - 1.50 | Retail | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	401	391	445
1.26 - 1.50 | Industrial | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	279	311	278
1.26 - 1.50 | Office | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	280	312	341
1.26 - 1.50 | Apartments | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	99	90	76
1.26 - 1.50 | Mixed use/other | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	52	49	53
1.51 - 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	2,279	2,165	1,998
% of total	40.00%	39.00%	34.00%
Weighted-average loan-to-value	62.00%	61.00%	59.00%
1.51 - 2.00 | Retail | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	673	634	595
1.51 - 2.00 | Industrial | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	649	629	652
1.51 - 2.00 | Office | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	625	559	395
1.51 - 2.00 | Apartments | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	242	279	295
1.51 - 2.00 | Mixed use/other | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	90	64	61
Greater than 2.00 | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	1,192	1,194	1,359
% of total	21.00%	21.00%	23.00%
Weighted-average loan-to-value	45.00%	45.00%	50.00%
Greater than 2.00 | Retail | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	385	384	340
Greater than 2.00 | Industrial | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	334	345	334
Greater than 2.00 | Office | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	292	303	452
Greater than 2.00 | Apartments | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	145	112	174
Greater than 2.00 | Mixed use/other | Fixed Rate Commercial Mortgage Loans
Commercial Mortgage Loans by Credit Quality Indicator [Line Items]
Commercial mortgage loans, recorded investment	$ 36	$ 50	$ 59